Financial instruments - Foreign exchange risk (Details) - Foreign exchange risk € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€) € / $ € / ¥ € / $ item D
Financial risk management and financial instruments
Number of exchange rates used for CFaR approach | item	50
Number of trading days in interval for CFaR approach | D	21
Confidence level (as a percent)	95.00%
Holding period	1 year
Net exposure	€ 1,382,044
CFaR	47,108
AUD
Financial risk management and financial instruments
Notional amount	€ 225,592
Average hedging rate | € / $	1.6324
CNY
Financial risk management and financial instruments
Notional amount	€ 181,731
Average hedging rate | € / ¥	7.7955
USD
Financial risk management and financial instruments
Notional amount	€ 1,034,601
Average hedging rate | € / $	1.1044